Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Carrying Amounts and Estimated Fair Values of Long-Term Debt

Since Centuri’s debt is not publicly traded, fair values for the secured revolving credit and term loan facility and other debt obligations were based on a conventional discounted cash flow methodology and utilized current market pricing yield curves, across Centuri’s debt maturity spectrum, of other industrial bonds with an assumed credit rating comparable to the Company’s.

December 31,	2016		2015
	Carrying Amount	Market Value	Carrying Amount	Market Value
(Thousands of dollars)
Debentures:
Notes, 4.45%, due 2020	$125,000	$129,703	$125,000	$130,273
Notes, 6.1%, due 2041	125,000	149,734	125,000	141,581
Notes, 3.875%, due 2022	250,000	254,900	250,000	253,600
Notes, 4.875%, due 2043	250,000	266,793	250,000	251,483
Notes, 3.8%, due 2046	300,000	283,029	—	—
8% Series, due 2026	75,000	94,691	75,000	97,035
Medium-term notes, 7.59% series, due 2017	25,000	25,040	25,000	26,253
Medium-term notes, 7.78% series, due 2022	25,000	29,290	25,000	29,855
Medium-term notes, 7.92% series, due 2027	25,000	31,905	25,000	31,890
Medium-term notes, 6.76% series, due 2027	7,500	8,769	7,500	8,684
Unamortized discount and debt issuance costs	(9,931)		(6,137)

	1,197,569		901,363

Revolving credit facility and commercial paper	5,000	5,000	150,000	150,000

Industrial development revenue bonds:
Variable-rate bonds:
Tax-exempt Series A, due 2028	50,000	50,000	50,000	50,000
2003 Series A, due 2038	50,000	50,000	50,000	50,000
2008 Series A, due 2038	50,000	50,000	50,000	50,000
2009 Series A, due 2039	50,000	50,000	50,000	50,000
Fixed-rate bonds:
4.85% 2005 Series A, due 2035	—	—	100,000	100,452
4.75% 2006 Series A, due 2036	—	—	24,855	25,130
Unamortized discount and debt issuance costs	(2,489)		(3,946)

	197,511		320,909

Centuri term loan facility	106,700	106,819	112,571	112,665
Unamortized debt issuance costs	(516)		(692)

	106,184		111,879

Centuri secured revolving credit facility	41,185	41,292	60,627	60,724
Centuri other debt obligations	52,635	52,840	25,901	26,059

	1,600,084		1,570,679
Less: current maturities	(50,101)		(19,475)

Long-term debt, less current maturities	$1,549,983		$1,551,204

Summary of Effective Interest Rates on Variable-Rate IDRBs

The effective interest rates on Southwest’s variable-rate IDRBs are included in the table below:

	December 31, 2016	December 31, 2015
2003 Series A	1.47%	0.87%
2008 Series A	1.53%	0.87%
2009 Series A	1.43%	0.75%
Tax-exempt Series A	1.51%	0.81%

Estimated Maturities of Long-Term Debt	Estimated maturities of long-term debt for the next five years are (in thousands):

2017	$50,101
2018	24,082
2019	134,534
2020	134,452
2021	7,815